Employee benefit obligations - Surplus/(Deficit) in Plans by Region (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	£ (114)	£ (122)
United Kingdom
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	1	1
North America
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	(23)	(30)
Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	(56)	(60)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	£ (36)	£ (33)